BASIC AND DILUTED LOSS PER SHARE	9 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
BASIC AND DILUTED LOSS PER SHARE
4.	BASIC AND DILUTED LOSS PER SHARE

Basic loss per share (EPS) is computed by dividing net loss available for common stockholders by the weighted-average number of common shares outstanding during the period. Diluted EPS is similar to basic EPS, except that the dilutive effect of converting or exercising all potentially dilutive securities is also included in the denominator such as stock options and restricted stock units. Basic loss per share excludes potentially dilutive securities. For the three and nine month periods ended September 30, 2016 and 2015, outstanding common stock options representing 674,570 and 1,034,570 shares, respectively, and 342,500 and 15,000 unvested restricted shares, respectively, were excluded from the computation of diluted EPS.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015

Weighted average common shares outstanding	21,037,640	21,027,640	21,035,973	21,027,640

Shares used in computing basic and diluted loss per share	21,037,640	21,027,640	21,035,973	21,027,640